UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 60.5%
DIVERSIFIED 3.0%
American Assets Trust(a)	214,357	$9,298,807
Vornado Realty Trust(a),(b)	236,186	23,904,385
		33,203,192
HEALTH CARE 7.5%
HCP(a),(b)	660,379	25,061,383
Healthcare Trust of America, Class A(a),(b)	549,593	17,927,724
Omega Healthcare Investors(a),(b)	371,113	13,155,956
Physicians Realty Trust(a),(b)	740,460	15,949,508
Ventas	134,004	9,464,703
		81,559,274
HOTEL 2.7%
Host Hotels & Resorts(a),(b)	803,427	12,509,358
Pebblebrook Hotel Trust	219,895	5,849,207
Sunstone Hotel Investors(a),(b)	856,730	10,957,577
		29,316,142
INDUSTRIALS 3.4%
Prologis(a),(b)	685,497	36,701,509

NET LEASE 4.3%
Four Corners Property Trust	214,456	4,574,346
Gaming and Leisure Properties	264,452	8,845,919
National Retail Properties(a),(b)	182,790	9,294,872
Spirit Realty Capital(a),(b)	1,299,599	17,323,655
STORE Capital Corp.	244,923	7,217,881
		47,256,673
OFFICE 5.8%
Alexandria Real Estate Equities	140,068	15,235,196
Douglas Emmett(a),(b)	308,082	11,285,044
Hudson Pacific Properties	238,800	7,849,356
Kilroy Realty Corp.(a),(b)	269,034	18,657,508
SL Green Realty Corp.(a),(b)	96,176	10,396,626
		63,423,730
RESIDENTIAL 11.7%
APARTMENT 10.2%
American Campus Communities	220,061	11,194,503
Apartment Investment & Management Co.(a),(b)	312,095	14,328,281

	Number of Shares	Value
Colony Starwood Homes(a),(b)	361,547	$10,376,399
Equity Residential(a),(b)	263,580	16,956,101
Essex Property Trust(a),(b)	84,473	18,812,137
Mid-America Apartment Communities(a),(b)	167,228	15,717,760
UDR(a),(b)	673,132	24,226,021
		111,611,202

MANUFACTURED HOME 1.5%
Sun Communities(a)	213,633	16,765,918
TOTAL RESIDENTIAL		128,377,120

SELF STORAGE 4.2%
CubeSmart(a)	540,924	14,745,588
Extra Space Storage(a),(b)	337,991	26,839,865
Life Storage(a),(b)	43,843	3,899,397
		45,484,850
SHOPPING CENTERS 12.3%
COMMUNITY CENTER 4.1%
Brixmor Property Group	737,404	20,492,457
Ramco-Gershenson Properties Trust(a),(b)	557,383	10,445,358
Regency Centers Corp.(a),(b)	141,529	10,967,082
Tanger Factory Outlet Centers	74,445	2,900,377
		44,805,274
REGIONAL MALL 8.2%
General Growth Properties(a),(b)	616,183	17,006,651
Simon Property Group(a),(b)	352,551	72,981,582
		89,988,233
TOTAL SHOPPING CENTERS		134,793,507

SPECIALTY 5.6%
CyrusOne(a)	163,314	7,768,847
DuPont Fabros Technology(a),(b)	251,756	10,384,935
Equinix(a),(b)	75,518	27,205,359
QTS Realty Trust, Class A(a),(b)	305,320	16,136,162
		61,495,303
TOTAL COMMON STOCK (Identified cost—$447,600,731)		661,611,300

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 24.6%
BANKS 6.7%
Bank of America Corp., 6.20%, Series CC	134,575	$3,547,397
Bank of America Corp., 6.00%, Series EE	280,000	7,352,800
Bank of America Corp., 6.50%, Series Y(a)	261,463	7,056,886
BB&T Corp., 5.625%	65,175	1,737,565
Citigroup, 6.875%, Series K(a)	83,974	2,419,291
Citigroup, 6.30%, Series S	139,006	3,722,581
Farm Credit Bank of Texas, 6.75%, 144A(a),(c)	63,000	6,774,472
Fifth Third Bancorp, 6.625%, Series I(a)	71,998	2,198,819
First Republic Bank, 5.50%, Series G(a)	50,991	1,372,168
GMAC Capital Trust I, 6.602%, due 2/15/40, Series 2 (TruPS) (FRN)(a)	124,847	3,172,362
Huntington Bancshares, 6.25%, Series D(a)	235,000	6,471,900
JPMorgan Chase & Co., 6.10%, Series AA	43,750	1,186,063
JPMorgan Chase & Co., 6.15%, Series BB(a)	78,600	2,134,776
JPMorgan Chase & Co., 6.125%, Series Y	90,000	2,438,100
Regions Financial Corp., 6.375%, Series B	209,686	6,070,410
Wells Fargo & Co., 5.85%(a)	220,206	5,890,510
Wells Fargo & Co., 6.625%	46,774	1,392,930
Wells Fargo & Co., 5.70%, Series W	117,835	3,054,283
Wells Fargo & Co., 5.50%, Series X	140,000	3,610,600
Zions Bancorp, 7.90%, Series F(a)	84,067	2,216,006
		73,819,919
BANKS—FOREIGN 1.2%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)(a)	276,655	7,201,330
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)(a),(b)	219,392	5,644,956
		12,846,286
ELECTRIC 1.5%
INTEGRATED ELECTRIC 0.7%
DTE Energy Co., 5.375%, due 6/1/76, Series B	116,388	3,000,483
Integrys Holdings, 6.00%, due 8/1/73	162,977	4,467,607
		7,468,090
REGULATED ELECTRIC 0.8%
Southern Co./The, 6.25%, due 10/15/75	330,000	9,183,900
TOTAL ELECTRIC		16,651,990

	Number of Shares	Value
FINANCIAL 3.3%
DIVERSIFIED FINANCIAL SERVICES 1.0%
KKR & Co. LP, 6.75%, Series A	140,000	$3,791,200
State Street Corp., 5.35%, Series G	146,525	3,928,335
Stifel Financial Corp., 6.25%, Series A	124,750	3,474,288
		11,193,823
INVESTMENT ADVISORY SERVICES 0.3%
Ares Management LP, 7.00%, Series A	136,000	3,536,000

INVESTMENT BANKER/BROKER 2.0%
Charles Schwab Corp./The, 5.95%, Series D	172,400	4,692,728
Morgan Stanley, 6.875%(a),(b)	316,012	9,300,233
Morgan Stanley, 6.375%, Series I	254,338	7,088,400
		21,081,361
TOTAL FINANCIAL		35,811,184

INDUSTRIALS—CHEMICALS 1.1%
CHS, 6.75%(a)	130,453	3,734,869
CHS, 7.50%, Series 4	74,495	2,199,837
CHS, 7.10%, Series II(a)	193,453	5,795,852
		11,730,558
INSURANCE 3.3%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aegon NV, 6.50% (Netherlands)	41,743	1,078,222

MULTI-LINE 1.4%
American Financial Group, 6.00%, due 11/15/55	99,000	2,690,820
American Financial Group, 6.25%, due 9/30/54	139,041	3,756,888
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	2,024,288
WR Berkley Corp., 5.75%, due 6/1/56	139,375	3,607,025
WR Berkley Corp., 5.90%, due 3/1/56	112,600	2,974,892
		15,053,913
MULTI-LINE—FOREIGN 0.2%
PartnerRe Ltd., 6.50%, Series G (Bermuda)	74,903	2,138,481
PartnerRe Ltd., 7.25%, Series H (Bermuda)	5,109	153,474
		2,291,955
REINSURANCE 0.4%
Reinsurance Group of America, 5.75%, due 6/15/56(a)	138,000	4,014,420

	Number of Shares	Value
REINSURANCE—FOREIGN 1.2%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)	140,700	$3,513,110
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	114,309	3,332,107
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	53,391	1,381,225
Endurance Speciality Holdings Ltd., 6.35%, Series C (Bermuda)	177,000	4,956,000
		13,182,442
TOTAL INSURANCE		35,620,952

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Qwest Corp., 6.50%, due 9/1/56	171,900	4,443,615
Qwest Corp., 7.00%, due 4/1/52	55,429	1,419,537
		5,863,152
REAL ESTATE 5.1%
DIVERSIFIED 1.7%
Coresite Realty Corp., 7.25%, Series A	79,200	2,048,904
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,536	4,037,274
NorthStar Realty Finance Corp., 8.50%, Series D	90,426	2,327,565
VEREIT, 6.70%, Series F(a)	273,710	7,291,635
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	102,536	2,718,229
		18,423,607
HOTEL 0.5%
Hersha Hospitality Trust, 6.875%, Series C(a)	134,345	3,519,839
Sunstone Hotel Investors, 6.95%, Series E	65,000	1,760,200
		5,280,039
INDUSTRIALS 0.8%
Gramercy Property Trust, 7.125%, Series A	151,270	4,105,468
Monmouth Real Estate Investment Corp., 7.875%, Series B	87,500	2,283,750
STAG Industrial, 6.875%, Series C	96,000	2,584,320
		8,973,538
OFFICE 0.4%
Corporate Office Properties Trust, 7.375%, Series L(a)	100,000	2,590,000
Government Properties Income Trust, 5.875%, due 5/1/46	70,000	1,810,200
		4,400,200
RESIDENTIAL 0.3%
APARTMENT 0.2%
American Homes 4 Rent, 5.00%, Series A	79,685	2,255,882

	Number of Shares	Value
MANUFACTURED HOME 0.1%
Equity Lifestyle Properties, 6.75%, Series C	60,843	$1,584,960
TOTAL RESIDENTIAL		3,840,842

SHOPPING CENTERS—COMMUNITY CENTER 0.9%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	5,628,300
DDR Corp., 6.50%, Series J(a)	60,000	1,534,200
Saul Centers, 6.875%, Series C	84,140	2,213,303
		9,375,803
SPECIALTY 0.5%
Digital Realty Trust, 7.375%, Series H	60,000	1,649,400
Digital Realty Trust, 6.35%, Series I	140,000	3,735,200
		5,384,600
TOTAL REAL ESTATE		55,678,629

TECHNOLOGY—SOFTWARE 0.4%
eBay, 6.00%, due 2/1/56	173,000	4,695,220

UTILITIES 1.5%
Dominion Resources, 5.25%, due 7/30/76, Series A	115,000	2,927,900
Entergy New Orleans, 5.50%, due 4/1/66	60,000	1,641,600
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K	116,605	2,995,582
SCE Trust IV, 5.375%, Series J	125,870	3,651,489
SCE Trust V, 5.45%, Series K(a)	188,469	5,595,645
		16,812,216
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$245,657,155)		269,530,106

PREFERRED SECURITIES—CAPITAL SECURITIES 41.9%
BANKS 10.9%
AgriBank FCB, 6.875%(a)	38,000	4,096,875
Bank of America Corp., 6.30%, Series DD(a),(b)	7,900,000	8,601,125
Bank of America Corp., 7.25%, Series L (Convertible)	2,200	2,685,848
Bank of America Corp., 6.50%, Series Z(a)	10,113,000	10,966,284
Bank of New York Mellon Corp./The, 4.625%, Series F	2,360,000	2,330,500
Citigroup, 6.125%, Series R	2,806,000	2,921,748
Citigroup, 6.25%, Series T	6,925,000	7,461,687
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000	5,983,669
CoBank ACB, 6.25%, 144A(a),(c)	33,000	3,489,750
CoBank ACB, 6.125%, Series G(a)	46,500	4,737,188
CoBank ACB, 6.25%, Series I	4,334,000	4,746,159

	Number of Shares	Value
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	$7,125,000
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	939,000	1,146,683
Huntington Bancshares, 8.50%, Series A (Convertible)(a)	3,212	4,657,336
JPMorgan Chase & Co., 7.90%, Series I(a)	11,000,000	11,316,250
JPMorgan Chase & Co., 6.75%, Series S(a)	8,650,000	9,558,250
KeyCorp, 5.00%, Series D	3,400,000	3,357,500
PNC Financial Services Group, 6.75%	4,275,000	4,788,000
Wells Fargo & Co., 7.98%, Series K(a)	11,475,000	12,006,866
Wells Fargo & Co., 7.50%, Series L (Convertible)	1,300	1,701,180
Wells Fargo & Co., 5.875%, Series U	5,270,000	5,724,538
		119,402,436
BANKS—FOREIGN 11.8%
Allied Irish Banks PLC, 7.375%, Series EMTN (EUR) (Ireland)	1,200,000	1,222,653
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (Australia)(c)	5,100,000	5,614,672
Banco Bilbao Vizcaya Argentaria SA, 8.875% (EUR) (Spain)	5,200,000	6,151,018
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	2,600,000	2,671,674
Banco Mercantil del Norte SA, 5.75%, due 10/4/31, 144A (Mexico)(c)	4,000,000	3,920,800
Bank of Ireland, 7.375% (EUR) (Ireland)	1,600,000	1,718,410
Barclays PLC, 8.25% (United Kingdom)(a)	5,320,000	5,333,300
Barclays PLC, 7.875% (United Kingdom)	3,400,000	3,352,176
BNP Paribas, 7.195%, 144A (France)(a),(c)	3,300,000	3,720,750
BNP Paribas SA, 7.625%, 144A (France)(c)	6,600,000	6,809,761
Credit Agricole SA, 8.125%, 144A (France)(a),(c)	7,300,000	7,763,360
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(c)	3,605,000	3,676,649
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(c)	5,235,906	6,243,818
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(c)	8,442,000	12,817,657
HSBC Holdings PLC, 6.875% (United Kingdom)	4,800,000	5,004,000
Lloyds Banking Group PLC, 7.50% (United Kingdom)(a)	7,766,000	8,039,363
Nationwide Building Society, 10.25% (GBP) (United Kingdom)	4,790,000	7,962,473
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(c)	5,800,000	7,047,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	3,591,000	4,318,178
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)	7,600,000	7,457,500
Societe Generale SA, 7.375%, 144A (France)(c)	3,800,000	3,733,500

	Number of Shares	Value
Standard Chartered PLC, 7.50%, 144A (United Kingdom)(c)	3,000,000	$3,000,000
UBS Group AG, 6.875% (Switzerland)	2,000,000	1,978,550
UBS Group AG, 7.00% (Switzerland)	1,600,000	1,692,307
UBS Group AG, 7.125% (Switzerland)	3,000,000	3,047,850
UBS Group AG, 7.125% (Switzerland)	5,000,000	5,147,600
		129,445,019
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.6%
National Rural Utilities Cooperative Finance Corp., 5.25%, due 4/20/46	2,640,000	2,855,448
State Street Corp., 5.25%, Series F	3,005,000	3,177,787
		6,033,235
FOOD 1.2%
Dairy Farmers of America, 7.875%, 144A(c),(d)	40,100	4,283,181
Dairy Farmers of America, 7.875%, 144A ($100 Par Value)(c)	82,000	8,674,067
TOTAL FOOD (Identified cost—$12,327,375)		12,957,248

INDUSTRIALS—DIVERSIFIED MANUFACTURING 1.8%
General Electric Co., 5.00%, Series D(a)	18,486,000	19,682,044

INSURANCE 10.8%
LIFE/HEALTH INSURANCE 2.9%
MetLife, 5.25%, Series C	4,266,000	4,297,995
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(c)	2,000,000	2,519,196
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a),(c)	8,065,000	11,623,278
Prudential Financial, 5.625%, due 6/15/43(a)	9,464,000	10,221,593
Voya Financial, 5.65%, due 5/15/53	3,300,000	3,304,125
		31,966,187
LIFE/HEALTH INSURANCE—FOREIGN 4.4%
Cloverie PLC for Zurich Insurance Co., Ltd., 5.625%, due 6/24/46 (Ireland)	1,000,000	1,081,700
Dai-ichi Life Insurance Co. Ltd., 4.00%, 144A (Japan)(c)	7,600,000	7,657,000
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(c)	3,400,000	3,740,340
Demeter BV (Swiss Re Ltd.), 5.625%, due 8/15/52 (Netherlands)	3,200,000	3,319,334
Demeter BV (Swiss Re Ltd.), 5.75%, due 8/15/50 (Netherlands)	3,200,000	3,368,096
La Mondiale Vie, 7.625% (France)	4,500,000	4,826,250
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (Japan)(a),(b),(c)	7,350,000	8,277,938

	Number of Shares	Value
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (Japan)(c)	10,000,000	$10,849,820
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(a),(c)	3,800,000	4,545,750
		47,666,228
MULTI-LINE 0.5%
MetLife, 10.75%, due 8/1/69(a)	3,442,000	5,524,754

MULTI-LINE—FOREIGN 0.6%
AXA SA, 8.60%, due 12/15/30 (France)(a)	2,400,000	3,396,000
AXA SA, 6.463%, 144A (France)(a),(c)	3,250,000	3,398,915
		6,794,915
PROPERTY CASUALTY 0.9%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a),(c)	8,650,000	10,142,125

PROPERTY CASUALTY—FOREIGN 0.9%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	6,003,000	6,663,330
QBE Insurance Group Ltd., 5.875%, due 6/17/46, Series EMTN (Australia)	2,800,000	2,969,574
		9,632,904
REINSURANCE—FOREIGN 0.6%
Aquarius + Investments PLC, 8.25% (Switzerland)	6,000,000	6,451,500
TOTAL INSURANCE		118,178,613

INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(c)	3,254	3,844,804

MATERIAL—METALS & MINING 1.1%
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (Australia)(a),(c)	10,200,000	11,577,000

PIPELINES 0.7%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	7,002,000	7,425,621

REAL ESTATE—DIVERSIFIED 0.3%
QCP SNF West/Central/East/AL REIT LLC, 8.125%, due 11/1/23, 144A(c)	3,700,000	3,767,063

UTILITIES 2.4%
ELECTRIC UTILITIES 0.1%
NextEra Energy Capital Holdings, 7.30%, due 9/1/67, Series D(a)	1,038,000	1,033,152

		Number of Shares	Value
ELECTRIC UTILITIES—FOREIGN 2.3%
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)		13,850,000	$14,922,904
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a),(c)		8,510,000	9,967,338
			24,890,242
TOTAL UTILITIES			25,923,394
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$417,281,842)			458,236,477

		Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Embarq Corp., 7.995%, due 6/1/36		$3,210,000	3,256,481
Frontier Communications Corp., 9.00%, due 8/15/31(a)		3,147,000	2,910,975
TOTAL CORPORATE BONDS (Identified cost—$6,354,895)			6,167,456

		Number of Shares
SHORT-TERM INVESTMENTS 2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)		22,600,000	22,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,600,000)			22,600,000
TOTAL INVESTMENTS (Identified cost—$1,139,494,623)	129.7%		1,418,145,339
LIABILITIES IN EXCESS OF OTHER ASSETS	(29.7)		(324,853,079)
NET ASSETS (Equivalent to $22.98 per share based on 47,566,736 shares of common stock outstanding)	100.0%		$1,093,292,260

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $716,379,117  in aggregate has been pledged as collateral.

(b)    A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $315,526,457 in aggregate has been rehypothecated.

(c)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 16.4% of the net assets of the Fund, of which 0.4% are illiquid.

(d)    Illiquid security. Aggregate holdings equal 0.4% of the net assets of the Fund.

(e)     Rate quoted represents the annualized seven-day yield of the Fund.

Forward foreign currency exchange contracts outstanding at September 30, 2016 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	8,061,055	USD	8,987,641	10/4/16	$(67,740)
Brown Brothers Harriman	GBP	6,146,288	USD	8,053,672	10/4/16	87,164
Brown Brothers Harriman	USD	7,982,430	GBP	6,146,288	10/4/16	(15,923)
Brown Brothers Harriman	USD	9,060,868	EUR	8,061,055	10/4/16	(5,486)
Brown Brothers Harriman	EUR	8,163,226	USD	9,187,392	11/2/16	4,871
Brown Brothers Harriman	GBP	6,187,003	USD	8,039,367	11/2/16	15,323
						$18,209

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$661,611,300	$661,611,300	$—	$—
Preferred Securities - $25 Par Value:
Banks	73,819,919	67,045,447	6,774,472	—
Electric-Integrated Electric	7,468,090	3,000,483	4,467,607	—
Reinsurance-Foreign	13,182,442	9,669,332	3,513,110	—
Other Industries	175,059,655	175,059,655	—	—
Preferred Securities - Capital Securities:
Banks	119,402,436	9,064,364	110,358,072	—
Food	12,957,248	—	8,674,067	4,283,181	(b)
Other Industries	325,876,793	—	325,876,793	—
Corporate Bonds	6,167,456	—	6,167,456	—
Short-Term Investments	22,600,000	—	22,600,000	—
Total Investments(a)	$1,418,145,339	$925,430,581	$488,431,577	$4,283,181
Forward foreign currency exchange contracts	$107,358	$—	$107,358	$—
Total Appreciation in Other Financial Instruments(a)	$107,358	$—	$107,358	$—
Forward foreign currency exchange contracts	$(89,149)	$—	$(89,149)	$—
Total Depreciation in Other Financial Instruments(a)	$(89,149)	$—	$(89,149)	$—

(a)    Portfolio holdings are disclosed individually on the Schedule of Investments.

(b)    Level 3 investments are valued by a third-party pricing service.  The inputs for these securities are not readily available or cannot be reasonably estimated.  A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Food
Balance as of December 31, 2015	$11,380,918	$4,215,518	$7,165,400
Change in unrealized appreciation (depreciation)	439,450	521,669	(82,219)
Sales	(2,911,946)	—	(2,911,946)
Realized gain	111,946	—	111,946
Transfers out of Level 3(a)	(4,737,187)	(4,737,187)	—
Balance as of September 30, 2016	$4,283,181	$—	$4,283,181

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2016 which were valued using significant unobservable inputs (Level 3) amounted to $(82,219).

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase in available market inputs to determine prices.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2016:

Forward foreign currency exchange contracts	$18,209

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2016:

Forward foreign currency exchange contracts
Average Notional Balance	$20,817,324
Ending Notional Balance	17,226,759

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2016, the Fund did not have any option contracts outstanding.

Transactions in written options during the nine months ended September 30, 2016, were as follows:

	Number
	of Contracts	Premiums
Written options contracts outstanding at December 31, 2015	1,614	72,629
Option contracts written	21	223,325
Option contracts expired	(1,614)	(72,629)
Option contracts terminated in closing contracts	(21)	(223,325)
Written option contracts outstanding at September 30, 2016	—	$—

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,139,494,623
Gross unrealized appreciation	$281,314,249
Gross unrealized depreciation	(2,663,533)
Net unrealized appreciation	$278,650,716

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 23, 2016